CONSOLIDATED FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2022
CONSOLIDATED FINANCIAL STATEMENT DETAILS
CONSOLIDATED FINANCIAL STATEMENT DETAILS
7.	CONSOLIDATED FINANCIAL STATEMENT DETAILS

Consolidated Balance Sheets

i.	Cash and cash equivalents:

	December 31,	December 31,
	2022	2021
Cash	$269.8	$386.8
Short-term deposits	148.3	144.7
	$418.1	$531.5

ii.	Restricted cash:

	December 31,	December 31,
	2022	2021
Restricted cash(a)	$10.1	$11.4

(a)	Includes loan escrow judicial deposits, environmental indemnity deposits, and $2.8 million related to the Tasiast loan. See Note 11iii for details of the Tasiast loan and cash restricted for future loan payments as at December 31, 2022.
iii.	Accounts receivable and other assets:

	December 31,	December 31,
	2022	2021
Prepaid expenses	$33.8	$31.9
VAT receivable	90.9	79.5
Deposits	7.9	16.6
Deferred payment consideration(a)	125.8	—
Other(b)	59.8	86.5
	$318.2	$214.5

(a)	As at December 31, 2022, Deferred payment consideration includes $36.6 million and $89.2 million, respectively, related to the fair value of the deferred payment consideration in connection with the sale of the Company’s Russian and Chirano operations. See Note 6ii and 6iii.
(b)	As at December 31, 2022, Other includes $17.1 million (December 31, 2021 - $61.5 million) related to insurance recoveries for the 2021 Tasiast mill fire.
iv.	Inventories:

	December 31,	December 31,
	2022	2021
Ore in stockpiles(a)	$360.4	$250.7
Ore on leach pads(b),(c)	643.2	589.1
In-process	82.5	111.4
Finished metal	62.0	64.0
Materials and supplies	320.8	459.9
	1,468.9	1,475.1
Long-term portion of ore in stockpiles and ore on leach pads(a),(b),(c)	(396.7)	(323.8)
	$1,072.2	$1,151.3

(a)	Ore in stockpiles relates to the Company’s operating mines. Low-grade material not scheduled for processing within the next 12 months is included in other long-term assets. See Note 7vii.
(b)	Ore on leach pads relates to the Company’s Bald Mountain, Fort Knox,and Round Mountain mines. Based on current mine plans, the Company expects to place the last tonne of ore on its leach pads at Bald Mountain in 2024, Fort Knox in 2028 and Round Mountain in 2024. The last tonne of ore was placed on the Tasiast leach pads during 2020. Material not scheduled for processing within the next 12 months is included in other long-term assets. See Note 7vii.
(c)	During the years ended December 31, 2022 and 2021, impairment charges to inventories were recorded to reduce the carrying value of inventory to its net realizable value. See Note 8i.
v.	Property, plant and equipment:

		Mineral Interests
		Development and
	Land, plant and	operating	Pre-development
	equipment(a)	properties(b)	properties(c)	Total
Cost
Balance at January 1, 2022	$10,524.5	$10,560.6	$517.3	$21,602.4
Additions	463.9	310.1	7.1	781.1
Acquisitions(d)	0.6	—	1,367.8	1,368.4
Capitalized interest	17.9	18.9	29.7	66.5
Disposals(e)	(1,496.0)	(2,825.9)	(356.0)	(4,677.9)
Transfers(f)	—	161.8	(161.8)	—
Change in reclamation and remediation obligations	—	(6.4)	—	(6.4)
Other	4.3	3.5	(1.2)	6.6
Balance at December 31, 2022	9,515.2	8,222.6	1,402.9	19,140.7

Accumulated depreciation, depletion, amortization and impairment charges
Balance at January 1, 2022	$(6,886.3)	$(7,098.4)	$—	$(13,984.7)
Depreciation, depletion and amortization	(490.7)	(419.2)	—	(909.9)
Impairment charge(g)	(115.1)	(128.1)	—	(243.2)
Disposals(e)	1,326.6	2,411.9	—	3,738.5
Balance at December 31, 2022	(6,165.5)	(5,233.8)	—	(11,399.3)

Net book value	$3,349.7	$2,988.8	$1,402.9	$7,741.4

Amount included above as at December 31, 2022:
Assets under construction	$338.4	$311.2	$—	$649.6
Assets not being depreciated(h)	$593.5	$734.8	$1,402.9	$2,731.2

(a)	Additions includes $14.8 million of “ROU” assets for lease arrangements entered into during the year ended December 31, 2022. Depreciation, depletion and amortization includes depreciation for leased ROU assets of $20.1 million during the year ended December 31, 2022. The net book value of property, plant and equipment includes leased ROU assets with an aggregate net book value of $48.9 million as at December 31, 2022.
(b)	As at December 31, 2022, the significant development and operating properties are Fort Knox, Round Mountain, Bald Mountain, Paracatu, Tasiast, La Coipa, Lobo-Marte and the Manh Choh project.
(c)	As at December 31, 2022, significant pre-development properties includes $1.4 billion for the Great Bear project.
(d)	On February 24, 2022, the Company acquired Great Bear. See Note 6i. Land, plant, and equipment acquired included $0.3 million of ROU assets.
(e)	On June 15, 2022, the Company announced that it had completed the sale of its Russian operations (see Note 6ii) and on August 10, 2022, the Company announced that it had completed the sale of its Chirano operations (see Note 6iii).
(f)	During the year ended December 31, 2022, the Manh Choh project was transferred from pre-development properties to development and operating properties upon demonstration of technical feasibility and commercial viability.
(g)	As at December 31, 2022, an impairment charge relating to property, plant and equipment at Round Mountain was recorded. See Note 8ii.
(h)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

		Mineral Interests
		Development and
	Land, plant and	operating	Pre-development
	equipment(a)	properties(b)	properties(c)	Total
Cost
Balance at January 1, 2021	$10,190.0	$10,136.2	$465.3	$20,791.5
Additions	501.2	434.5	46.8	982.5
Capitalized interest	25.0	19.8	3.5	48.3
Disposals	(59.6)	—	—	(59.6)
Derecognition(d)	(134.4)	(14.1)	—	(148.5)
Change in reclamation and remediation obligations	—	(17.8)	0.1	(17.7)
Other	2.3	2.0	1.6	5.9
Balance at December 31, 2021	10,524.5	10,560.6	517.3	21,602.4

Accumulated depreciation, depletion, and amortization
Balance at January 1, 2021	$(6,471.3)	$(6,666.7)	$—	$(13,138.0)
Depreciation, depletion and amortization	(556.2)	(437.7)	—	(993.9)
Derecognition(d)	90.8	8.4	—	99.2
Disposals	48.8	—	—	48.8
Other	1.6	(2.4)	—	(0.8)
Balance at December 31, 2021	(6,886.3)	(7,098.4)	—	(13,984.7)

Net book value	$3,638.2	$3,462.2	$517.3	$7,617.7

Amount included above as at December 31, 2021:

Assets under construction	$399.9	$326.5	$65.2	$791.6
Assets not being depreciated(e)	$646.5	$661.0	$517.3	$1,824.8

(a)	Additions includes $10.2 million of ROU assets for lease arrangements entered into during the year ended December 31, 2021. Depreciation, depletion and amortization includes depreciation for leased ROU assets of $32.2 million during the year ended December 31, 2021. The net book value of property, plant and equipment includes leased ROU assets with an aggregate net book value of $54.2 million as at December 31, 2021.
(b)	As at December 31, 2021, the significant development and operating properties are Fort Knox, Round Mountain, Bald Mountain, Paracatu, Kupol, Tasiast, Chirano, La Coipa, and Lobo-Marte.
(c)	As at December 31, 2021, the significant pre-development properties are the Chulbatkan license area, including the Udinsk project, and the Manh Choh project.
(d)	During the year ended December 31, 2021, the Company derecognized property, plant and equipment related to the Vantage heap leach pad at Bald Mountain. See Note 8ii.
(e)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

Capitalized interest primarily relates to qualifying capital expenditures at Great Bear, Tasiast and La Coipa and had a weighted average borrowing rate of 4.78% and 5.78% during the years ended December 31, 2022 and 2021, respectively.

As at December 31, 2022, $1,476.3 million of E&E assets were included in mineral interests (December 31, 2021 - $603.6 million).

During the year ended December 31, 2022, the Company had additions of $1,367.8 million related to the acquisition of Great Bear (see Note 6i), and transferred $161.8 million to capitalized development related to the Manh Choh project.

During the year ended December 31, 2022, $44.8 million of E&E costs were capitalized and included in investing cash flows (year ended December 31, 2021 - $39.8 million). During the year ended December 31, 2022, $87.0 million of E&E costs were expensed and included in operating cash flows (year ended December 31, 2021 - $33.9 million).

vi.	Long-term investments:

Gains and losses on equity investments at FVOCI are recorded in AOCI as follows:

	December 31, 2022		December 31, 2021
		Gains (losses) in		Gains (losses) in
	Fair value	AOCI(a)	Fair value	AOCI(a)
Investments in an accumulated gain position	$55.0	$3.2	$12.4	$0.7
Investments in an accumulated loss position	61.9	(70.0)	85.8	(49.3)
Net realized gains	—	7.6	—	2.9
	$116.9	$(59.2)	$98.2	$(45.7)

(a)	See note 7x for details of changes in fair values recognized in OCI during the years ended December 31, 2022 and 2021.

vii.	Other long-term assets:

	December 31,	December 31,
	2022	2021
Long-term portion of ore in stockpiles and ore on leach pads(a)	$396.7	$323.8
Deferred charges, net of amortization	6.8	7.3
Long-term receivables(b)	143.7	110.8
Advances for the purchase of capital equipment	60.1	45.8
Restricted cash(c)	25.0	25.0
Unrealized fair value of derivative assets(d)	1.5	15.1
Investment in joint venture - Puren(e)	6.1	7.1
Other	41.0	63.1
	$680.9	$598.0

(a)	Long-term portion of ore in stockpiles and ore on leach pads represents low-grade material not scheduled for processing within the next 12 months. As at December 31, 2022, long-term ore in stockpiles was at the Company’s Paracatu, Tasiast and La Coipa mines, and long-term ore on leach pads was at the Company’s Fort Knox mine.
(b)	As at December 31, 2022, Long-term receivables includes $31.6 million related to the fair value of the deferred payment consideration in connection with the sale of the Company’s Chirano operations. See Note 6iii.
(c)	See Note 11iii for details of the Tasiast loan and cash restricted for future loan payments as at December 31, 2022.
(d)	See Note 9i for details of the non-current portion of unrealized fair value of derivative assets.
(e)	The Company’s Puren joint venture investment is accounted for under the equity method. There are no publicly quoted market prices for Puren.
viii.	Accounts payable and accrued liabilities:

	December 31,	December 31,
	2022	2021
Trade payables	$119.1	$87.8
Accrued liabilities(a)	302.0	270.5
Employee related accrued liabilities	128.9	134.4
	$550.0	$492.7

(a)	Includes accrued interest payable of $41.9 million as at December 31, 2022 (year ended December 31, 2021 - $25.3 million). See Note 11v.

ix.	Other current liabilities:

	December 31,	December 31,
	2022	2021
Current portion of lease liabilities(a)	$24.5	$19.7
Current portion of unrealized fair value of derivative liabilities(b)	0.8	4.0
	$25.3	$23.7

(a)	See Note 12 for details of the current portion of lease liabilities.
(b)	See Note 9i for details of the current portion of unrealized fair value of derivative liabilities.
x.	Accumulated other comprehensive income (loss):

	Long-term	Derivative
	Investments	Contracts	Total
Balance at December 31, 2020	$(25.9)	$2.2	$(23.7)
Other comprehensive income (loss) before tax	(19.8)	33.6	13.8
Tax	—	(8.9)	(8.9)
Balance at December 31, 2021	$(45.7)	$26.9	$(18.8)
Other comprehensive income (loss) before tax	(13.5)	(12.0)	(25.5)
Tax	—	2.6	2.6
Balance at December 31, 2022	$(59.2)	$17.5	$(41.7)

Consolidated Statements of Operations

xi.	Other operating expense:

	Years ended December 31,
	2022	2021
Other operating expense	$113.8	$266.4

Other operating expense for the year ended December 31, 2022 includes environmental and other operating expenses for non-operating mining sites of $52.5 million (December 31, 2021 - $71.5 million) and project and study costs of $6.2 million (December 31, 2021 - $2.9 million). Other operating expense for the year ended December 31, 2021 also includes costs associated with the temporary suspension of milling operations and mill repair at Tasiast of $59.2 million, costs associated with stabilizing the north wall at Round Mountain of $50.1 million, and labour, health and safety, donations and other support program costs associated with the COVID-19 pandemic of $20.8 million.

xii.	Other income – net:

	Years ended December 31,
	2022	2021
Insurance recoveries(a)	$79.8	$91.1
Net losses on dispositions of assets	(14.3)	(9.8)
Other - net	(1.1)	2.3
	$64.4	$83.6

(a)	During the year ended December 31, 2022, the Company recognized $77.1 million of insurance recoveries related to the 2021 Tasiast mill fire (year ended December 31, 2021 - $90.0 million), of which $60.0 million was received by December 31, 2022 (year ended December 31, 2021 - $28.5 million).
xiii.	Finance expense:

	Years ended December 31,
	2022	2021
Accretion of reclamation and remediation obligations	$(25.5)	$(10.6)
Interest expense, including accretion of debt and lease liabilities(a),(b)	(68.2)	(71.6)
	$(93.7)	$(82.2)

(a)	During the years ended December 31, 2022 and 2021, $66.5 million and $48.3 million, respectively, of interest was capitalized to property, plant and equipment. See Note 7v.
(b)	During the years ended December 31, 2022 and 2021, accretion of lease liabilities was $2.6 million and $3.8 million, respectively.

Total interest paid, including interest capitalized, during the year ended December 31, 2022 was $96.1 million (year ended December 31, 2021 - $94.7 million). See Note 11v.

xiv.	Employee benefits expenses:

The following employee benefits expenses are included in production cost of sales, general and administrative, and exploration and business development expenses:

	Years ended December 31,
	2022	2021
Salaries, short-term incentives, and other benefits	$602.5	$563.5
Share-based payments	13.4	17.8
Other	30.7	12.4
	$646.6	$593.7